Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2022
Summary Of Significant Accounting Policies [Abstract]
Summary of Exchange Rates Used to Translate Financial Statements into USD from Euros

The following exchange rates were used to translate the financial statements of the Group from Euros into USD :

	PERIOD END (1)	AVERAGE FOR PERIOD (2)	BEGINNING OF PERIOD (1)	LOW	HIGH
Three Months Ended March 31:	(EUR per USD)
2022	0.90	0.90	0.88	0.88	0.90
2021	0.85	0.83	0.88	0.81	0.85
(1)
Exchange rates are as per European Central Bank.
(2)
The average is based on published rates refreshed daily by the European Central Bank.

Summary of Credit Risk Exposure

Credit risk arises from cash and cash equivalents and trade and other receivables. The exposure as of the reporting date is as follows:

	AS AT MARCH 31, 2022	AS AT DECEMBER 31, 2021
Trade and other receivables (excluding prepayments)	10,936	4,253
Cash and cash equivalents	33,069	51,047
	44,005	55,300

Summary of Aging of Trade Receivables

The aging of trade receivables that are past due but not impaired is shown below:

	AS AT MARCH 31, 2022	AS AT DECEMBER 31, 2021
Between one and two months	2,194	159
Between two and three months	65	15
More than three months	97	7
	2,356	181

Summary of Credit Loss Allowance Activity

The activity in the credit loss allowance was as follows:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Balance at the beginning of the period	142	352
Increase in credit losses allowance	526	152
Write offs	—	(12)
Translation effect	(2)	(38)
Balance at the end of the period	666	454